Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017
Current:
Federal	$(2)	$(2)
State	169	124
Total current income taxes	167	122
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$167	$122

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$65	$60
Reserves not deductible until paid	133	187
Net operating loss carryforwards
Federal	1,737	1,794
State	704	556
Federal tax credit	556	476
Other	162	-
Gross deferred tax assets	3,357	3,073
Less valuation allowance	(1,881)	(1,313)
Deferred tax assets net of valuation allowance	$1,476	$1,760

Deferred tax liabilities:
Property and equipment	$(1,438)	$(1,582)
Other	(30)	(170)
Gross deferred tax liabilities	$(1,468)	$(1,752)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017
Loss before income taxes	$(3,089)	$(694)
Less net loss attributable to non-controlling interest in subsidiary	(2,112)	(509)
Loss before income taxes attributable to
Avalon Holdings Corporation common shareholders	(977)	(185)
Federal statutory rate	21%	35%
Computed Federal provision (benefit) for income taxes	(205)	(65)
State income taxes, net of federal income tax benefits	135	81
Change in valuation allowance	412	(140)
Increase in available federal tax credit	(80)	(78)
Other nondeductible expenses	34	42
Decrease (increase) in net operating loss carryforward:
State	(148)	(19)
Federal	4	(4)
Deferred tax rate change	-	262
Other, net	15	43
Total provision for income taxes	$167	$122